Debt - Additional Information (Detail) - USD ($)					1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 26, 2015	Nov. 30, 2014	Jul. 31, 2010	Dec. 15, 2008	Dec. 31, 2014	Aug. 31, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Convertible preferred stock warrant liability					$ 138,000		$ 87,000	$ 138,000	$ 158,000
Proceeds from issuance of convertible promissory notes, net								9,941,000
Conversion of convertible notes into new Series C convertible preferred stock								$ 10,129,000
Notes Payable
Debt Instrument [Line Items]
Maximum borrowing capacity under the agreement				$ 800,000
Stated interest rate				6.00%
Debt maturity date				Dec. 31, 2009
Debt descpition								Under the terms of the loan agreement, the lender may forgive $240 thousand if the Company meets certain permanent job creation requirements within the State of Ohio. In July 2010, $560 thousand of principal and accrued interest through the loan maturity date were repaid. At December 31, 2013 and 2014, the Company had not met the permanent job creation requirements and as such the $240 thousand was not forgiven and remains a current liability. The notes payable of $240 thousand are due and demandable at any time and do not bear interest.
Payment of outstanding term debt			$ 560,000
Series C Convertible Preferred Stock
Debt Instrument [Line Items]
Exercise price					$ 5.08			$ 5.08
Term Loan [Member]
Debt Instrument [Line Items]
Payment of outstanding term debt	$ 13,000,000
Amount outstanding under the agreement					$ 15,000,000			$ 15,000,000	$ 15,000,000
Stated Percentage Rate Range, Maximum								10.25%	10.25%
Beginning period for interest payments								Jan. 01, 2015
Maturity Date Range, End								Jun. 01, 2017
Frequency of Periodic Payment								Monthly principal and interest payments
Unamortized debt discount					466,000			$ 466,000
Exercisable from Issuance								10 years
Exercisable after an IPO								5 years
Warrant exercisable description								The warrant will be automatically exercised immediately prior to expiration if the fair market value of one share of Series C convertible preferred stock is greater than the exercise price at the time of expiration.
Convertible preferred stock warrant liability					$ 158,000			$ 158,000
Fair value of warrant assumption, expected term								2 years
Fair value of warrant assumption, expected volatility								30.00%
Fair value of warrant assumption, risk-free interest rate								0.40%
Fair value of warrant assumption, expected dividend yield								0.00%
Facility fee	5.00%
Term Loan [Member] | Deferred Payment In-Kind Interest
Debt Instrument [Line Items]
Stated interest rate					1.50%			1.50%
Term Loan [Member] | Interest Only Payments
Debt Instrument [Line Items]
Beginning period for interest payments								Jan. 31, 2014
Term Loan [Member] | First 12 months [Member]
Debt Instrument [Line Items]
Prepayment penalty	3.00%				5.00%			5.00%
Term Loan [Member] | Thereafter Until Maturity [Member]
Debt Instrument [Line Items]
Prepayment penalty					1.00%			1.00%
Term Loan [Member] | After year 1 but on or before year 2 [Member]
Debt Instrument [Line Items]
Prepayment penalty	2.00%
Term Loan [Member] | After year 1 but on or before year 3 [Member]
Debt Instrument [Line Items]
Prepayment penalty	1.00%
Term Loan [Member] | Year 4 [Member]
Debt Instrument [Line Items]
Prepayment penalty	0.00%
Term Loan [Member] | Year 5 [Member]
Debt Instrument [Line Items]
Prepayment penalty	0.00%
Term Loan [Member] | Prime Rate
Debt Instrument [Line Items]
Spread on interest rate								7.00%	7.00%
Term Loan [Member] | Series C Convertible Preferred Stock
Debt Instrument [Line Items]
Vested and exercisable warrant to purchase					128,231			128,231
Exercise price					$ 5.84			$ 5.84
2015 Term Loan [Member]
Debt Instrument [Line Items]
Debt maturity date							Jun. 26, 2020
Maximum borrowing capacity	$ 50,000,000
Current borrowing capacity	30,000,000
Remaining borrowing capacity	$ 20,000,000
2015 Term Loan [Member] | First 12 months [Member]
Debt Instrument [Line Items]
Debt instrument cash interest rate percentage	12.50%
2015 Term Loan [Member] | After year 1 but on or before year 2 [Member]
Debt Instrument [Line Items]
Debt instrument cash interest rate percentage	12.50%
2015 Term Loan [Member] | After year 1 but on or before year 3 [Member]
Debt Instrument [Line Items]
Debt instrument cash interest rate percentage	12.50%
2015 Term Loan [Member] | After first 3 years [Member]
Debt Instrument [Line Items]
Debt instrument cash interest rate percentage	8.00%
Deferred payment in-kind interest rate	4.50%
2014 Convertible Promissory Notes
Debt Instrument [Line Items]
Aggregate principal amount						$ 10,000,000
Additional borrowing capacity						1,500,000
Proceeds from issuance of convertible promissory notes, net		$ 6,100,000				$ 3,900,000
Interest rate								8.00%
Maturity date								2015-11
Conversion of convertible notes into new Series C convertible preferred stock								$ 10,200,000
Longer outstanding					$ 0			0
Debt instrument available for issuance					0			0
2014 Convertible Promissory Notes | Series C Convertible Preferred Stock
Debt Instrument [Line Items]
Unamortized debt discount					$ 44,000			$ 44,000
Exercise price					$ 5.84			$ 5.84
Stock issued convertible debt					1,739,405			1,739,405